Significant Transactions - SpringCastle Interests Sale (Details Narrative) - OneMain Holdings, Inc. [Member]		12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Net finance receivables		$ 13,732,000,000	$ 15,559,000,000
Net gain on sale of SpringCastle interests		$ 167,000,000	$ 0	$ 0
Majority Shareholder [Member]
Business Acquisition [Line Items]
Percent of common stock held by related party	58.00%	58.00%
Spring Castle Portfolio [Member]
Business Acquisition [Line Items]
Number of loans acquired, more than			232
Net finance receivables		$ 0	$ 1,703,000
SpringCastle Interests Sale [Member]
Business Acquisition [Line Items]
Ownership percentage	47.00%
Aggregate purchase price	$ 11,200
Cash paid for acquisition	10,100
Escrow advance receivable	$ 1,100
Maximum number of years, the amount must be left in the escrow account	5 years
Net gain on sale of SpringCastle interests	$ 16,700
SpringCastle Interests Sale [Member] | NRZ Consumer LLC [Member]
Business Acquisition [Line Items]
Ownership percentage	30.00%
SpringCastle Interests Sale [Member] | Blackstone Buyers [Member]
Business Acquisition [Line Items]
Ownership percentage	23.00%